Investment in Associate at Fair Value	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
Investment in Associate at Fair Value

Note 3 – Investment in Associate at Fair Value

On May 4, 2023, the Company entered into a definitive agreement (the “Agreement”) for a $1.5 million equity investment in OnKai, a US-based technology company developing an AI-based platform to advance healthcare for underserved populations across the United States by facilitating alignment between healthcare stakeholders.

Previously, on November, 2023 the Company invested $1.5 million in OnKai through a Simple Agreement for Future Equity which converted at a 15% discount into series seed preferred shares upon closing of the Investment Round.

The Company’s investment in OnKai was part of an approximately $6 million investment round (the “Investment Round”) with other investors that was led by the Company of which SAFE notes of approximately $3.8 million were converted into preferred shares. On June 19, 2023, the Investment Round closed. Following the closing of the Investment Round, the Company holds 1,223,535 preferred shares which comprises approximately 23.9% of the outstanding share capital of OnKai on an as-converted basis. and the Company’s Chief Executive Officer and director, Allen Baharaff serves as a board member of OnKai.

Under the terms of the Agreement, during the three-year period following the closing of the Investment Round the Company will have the right to merge with OnKai subject to the approval of the boards of directors of each of the Company and OnKai. The Company is granted certain customary pre-emptive rights as well as registration rights, first refusal rights, co-sale rights and broad based weighted average anti-dilution rights, a board seat, and certain customary protective provisions.

In connection with the Agreement, the Company’s wholly-owned subsidiary, Galmed Research and Development Ltd. (“GRD”), entered into a services agreement with OnKai. The Services Agreement provides that GRD will on a non-exclusive basis (i) provide support services to OnKai relating to finance, business development, strategic planning, execution and others; and (ii) lend its experience to OnKai in building a strategy and for the development of treatments for the underserved and that OnKai shall on a non-exclusive basis (i) take part in plan preparation to serve GRD’s vision of developing drugs for the underserved population and (ii) when relevant, design a process on the clinical trial dashboard that could potentially serve GDR’s future trial.

Summarized statement of operations (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

Total operating loss	$573	$286	$1,171	$536

Net loss	$769	$349	$1,584	$648

GALMED PHARMACEUTICALS LTD.

Notes to Interim Condensed Consolidated Financial Statements